Earnings Per Common Share (Computation of Basic and Diluted Earnings Per Common Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net income:
Net income attributable to MHFG shareholders		¥ 362,440	¥ 850,492	¥ 803,048
Less: Net income attributable to preferred shareholders			2,430	4,910
Net income attributable to common shareholders		362,440	848,062	798,138
Effect of dilutive securities:
Convertible preferred stock			2,430	4,910
Net income attributable to common shareholders after assumed conversions		¥ 362,440	¥ 850,492	¥ 803,048
Shares:
Weighted average common shares outstanding		25,285,899	24,806,161	24,368,116
Effect of dilutive securities:
Convertible preferred stock	[1]	82,993	563,044	994,745
Stock options		11,410	17,828	18,186
Weighted average common shares after assumed conversions		25,380,302	25,387,033	25,381,047
Amounts per common share:
Basic net income per common share		¥ 14.33	¥ 34.19	¥ 32.75
Diluted net income per common share		¥ 14.28	¥ 33.50	¥ 31.64

[1]	The number of common shares after assumed conversion of the convertible preferred stock is based on the applicable conversion prices.